Business Combinations (Details Textual)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combination (Textual)
Description of acquired assets	Post-Closing obligations under assigned contracts and issued GACP a note payable in the amount of $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.	Post-Closing obligations under assigned contracts and paid to GACP the sum of $12,500,000, through the deemed simultaneous financing of such purchase price to the Purchasers under the Credit Agreement.